SCHEDULE OF PREPAYMENTS AND OTHER CURRENT ASSETS (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Prepayments And Other Current Assets
Security deposits	$ 2,918,215	$ 2,855,811
Others	112,583	641,877
Prepayments and other assets current portion	$ 3,030,798	$ 3,497,688